NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Allspring Discovery Fund	NVIT Jacobs Levy Large Cap Core Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT BlackRock Equity Dividend Fund	NVIT J.P. Morgan U.S. Equity Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT BNY Mellon Dynamic U.S. Equity Income	NVIT Multi-Manager Small Company Fund
Fund	NVIT NS Partners International Focused Growth
NVIT Calvert Equity Fund	Fund
NVIT Columbia Overseas Value Fund	NVIT Real Estate Fund
NVIT Emerging Markets Fund	NVIT Victory Mid Cap Value Fund (formerly, NVIT
NVIT International Equity Fund	Multi-Manager Mid Cap Value Fund)
NVIT Invesco Small Cap Growth Fund (formerly,
NVIT Multi-Manager Small Cap Growth Fund)
Supplement dated June 18, 2024
to the Prospectus dated April 29, 2024

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Allspring Discovery Fund

Effective immediately, the Prospectus is amended as follows:

1.	The table under the heading “Portfolio Management - Portfolio Managers” on page 4 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Michael T. Smith, CFA	Managing Director and Senior Portfolio Manager	Since 2011
Christopher J. Warner, CFA	Portfolio Manager	Since 2012
Robert Gruendyke, CFA	Portfolio Manager	Since 2024

2.	The information relating to the “NVIT Allspring Discovery Fund” on page 118 of the Prospectus is deleted in its entirety and replaced with the following:

Michael T. Smith, CFA, Christopher J. Warner, CFA and Robert Gruendyke, CFA, act as co-portfolio managers for the Allspring portion of the Fund.

Mr. Smith joined Allspring in 2000, where he currently serves as a managing director and senior portfolio manager.

Mr. Warner joined Allspring in 2007, where he currently serves as a portfolio manager.

Mr. Gruendyke joined Allspring in 2008, where he currently serves as a portfolio manager.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE